CONTINGENCIES (Narrative) (Details) £ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)
Galveston [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 25,000
Merchant Navy Ratings Pension Fund [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss			$ 1,487
Loss Contingency Accrual				£ 290	$ 388
Loss Contingency Accrual, Payments		£ 639	$ 988